Equity- Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Stock Options [Roll Forward]
Outstanding, Number of options, Beginning balance	762,867	872,347	933,953
Granted, Number of options	176,467	154,202	152,361
Exercised, Number of options	(164,783)	(263,682)	(213,967)
Outstanding, Number of options, Ending balance	774,551	762,867	872,347
Weighted Average Exercise Price Per Option [Abstract]
Outstanding, Weighted average exercise price per share, Beginning Balance	$ 136.03	$ 97.92	$ 85.07
Granted, Weighted average exercise price per share	208	206.87	127.21
Exercised, Weighted average exercise price per share	102	51.86	62.67
Outstanding, Weighted average exercise price per share, Ending Balance	$ 160	$ 136.03	$ 97.92